RECLAMATION OBLIGATIONS - Additional information (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Elliot Lake
Reclamation Obligations
Undiscounted amount of estimated future reclamation costs	$ 40,166,000	$ 35,837,000
Discounted rate	5.71%	4.06%
MLJV and MWJV
Reclamation Obligations
Undiscounted amount of estimated future reclamation costs	$ 23,601,000	$ 24,617,000
Discounted rate	5.71%	4.06%
Reclamation obligations credit facility	$ 22,972,000
Wheeler River and Other
Reclamation Obligations
Undiscounted amount of estimated future reclamation costs	$ 3,601,000	$ 1,562,000
Discounted rate	5.71%	4.06%